Share-Based Compensation - Share Options, Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable (in shares)	612,004	733,447
Weighted average exercise price of share options exercisable (in dollars per share)	$ 16.67	$ 16.86
Weighted-average remaining contractual term of options outstanding	3 years 18 days	4 years 18 days
Total unrecognized compensation costs, options	$ 523,043	$ 1,203,456
Options vested but not exercised (in shares)	0	121,443
Options, vested, not exercised, weighted average exercise price (in dollars per share)		$ 17.80
Issuance during the year (in shares)	0	339,592
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		4 years 6 months
Share-based compensation costs	$ 680,413	$ 405,727
Original contract term		6 years
Expected volatility rate (as a percent)	0.00%	27.00%
Expected dividend rate (as a percent)	0.00%	1.31%
Risk-free rate (as a percent)	0.00%	4.61%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years
Share based compensation vesting period	1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 6 months
Share based compensation vesting period	3 years
Weighted Average | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation vesting period		3 years